Earnings Per Share (Details) (USD $) In Thousands, except Per Share data	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Earnings per share
Net income attributable to common shareholders of TDS used in basic earnings per share	$ 144,799		$ 191,296		$ 90,614
Adjustments to compute diluted earnings
Noncontrolling interest adjustment	(512)	[1]	(442)	[1]	(100)	[1]
Preferred dividend adjustment	49	[2]	49	[2]
Net income attributable to common shareholders of TDS used in diluted earnings per share	$ 144,336		$ 190,903		$ 90,514
Weighted average number of shares used in basic earnings per share
Weighted average number of shares used in basic earnings per share	105,111		109,339		115,817
Effects of dilutive securities:
Stock options	149		50		335
Restricted stock units	198		144		103
Preferred shares	48		44
Weighted average number of shares used in diluted earnings per share	105,506		109,577		116,255
Basic earnings per share attributable to TDS shareholders	$ 1.38		$ 1.75		$ 0.78
Diluted earnings per share attributable to TDS shareholders	$ 1.37		$ 1.74		$ 0.78
Common Shares
Weighted average number of shares used in basic earnings per share
Weighted average number of shares used in basic earnings per share	49,885		51,168		53,028
Common Shares | Stock Options Member
Effects of dilutive securities:
Antidilutive shares	559		813		336
Common Shares | Nonredeemable Convertible Preferred Stock Member
Effects of dilutive securities:
Antidilutive shares					49
Special Common Shares
Weighted average number of shares used in basic earnings per share
Weighted average number of shares used in basic earnings per share	48,723		51,698		56,339
Special Common Shares | Stock Options Member
Effects of dilutive securities:
Antidilutive shares	3,849		4,238		1,830
Special Common Shares | Restricted Stock Member
Effects of dilutive securities:
Antidilutive shares	88		108		52
Series A Common Shares
Weighted average number of shares used in basic earnings per share
Weighted average number of shares used in basic earnings per share	6,503		6,473		6,450

[1]	The noncontrolling interest adjustment reflects the additional noncontrolling share of U.S. Cellular's income computed as if all of U.S. Cellular's issuable securities were outstanding.
[2]	The preferred dividend adjustment reflects the dividend reduction related to preferred securities that were dilutive, and therefore treated as if converted for shares.